Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Long-Term Debt

Note 6 – Long-Term Debt

Long-Term Debt

Long-term debt consists of the following:

	March 31, 2013	December 31, 2012
	(in thousands)
Senior notes, unsecured, with interest at 11%	$79,750	$79,750
Discount on 11% senior unsecured notes	(4,277)	(4,911)
Less current portion	—	—

	$75,473	$74,839

On October 11, 2012, we closed the sale of $79.8 million aggregate principal amount of 11 percent senior unsecured notes due October 11, 2014. Under the terms of the notes, interest is payable quarterly in arrears on January 1, April 1, July 1 and October 1, beginning January 1, 2013. The 11 percent senior unsecured notes are general unsecured obligations, ranking equally in right of payment with all our future senior unsecured indebtedness. The senior unsecured notes are structurally subordinated to indebtedness and other liabilities of our subsidiaries.

The 11 percent senior unsecured notes were issued at a price of 96 percent of principal amount. The original issue discount (“OID”) is recorded as a Discount on Debt. Warrants to purchase up to 0.7 million share of our common stock with an exercise price of $10.00 per share were issued in connection with the 11 percent senior unsecured notes. The fair value of the warrants is recorded as Discount on Debt. The OID is being amortized over the life of the debt. The Discount on Debt is amortized over the life of the debt.

In the event that a sale of assets (farm-outs are not included in the definition of a sale of assets in the indenture) for more than $5.0 million in the aggregate occurs, we are required to offer to all noteholders of our 11 percent senior unsecured notes within 30 days of when sales proceeds exceeds $5.0 million to purchase the maximum principal amount of our 11 percent senior unsecured notes that may be purchased out of the sale proceeds at an offer price in cash in an amount equal to 105.5 percent of the principal amount plus accrued and unpaid interest, if any. In the event of a change in control or a sale of Petrodelta, the noteholders of our 11 percent senior unsecured notes have the right to require us to repurchase all or any part of the 11 percent senior unsecured notes at a repurchase price equal to 101 percent in the case of a change in control or 105.5 percent in the case of a sale of Petrodelta plus accrued interest. We assessed the prepayment requirements and concluded that this feature met the criteria to be considered an embedded derivative. We considered the probabilities of these events occurring and determined that the derivative had an immaterial value at March 31, 2013 and December 31, 2012.

The indenture relating to the notes includes various additional covenants, including a covenant that we file quarterly reports on Form 10-Q with the Securities and Exchange Commission, post the report on our web site and provide the report to the note holders within the time periods specified in the Commission’s rules and regulations. Because we did not timely file our Quarterly Report for the period ended March 31, 2013, we are in breach of this covenant. The indenture states that failure to comply with this covenant will be an event of default if the breach continues for a period of 60 days. Therefore, our failure to timely file our quarterly report for the quarter ended March 31, 2013, is not currently an event of default for purposes of the indenture, and if we are able to file our Quarterly Report within that 60-day period, there will be no event of default as a result of our late filing.

Financing costs associated with the 11 percent senior unsecured notes are being amortized over the life of the notes and are recorded in other assets. The balance for financing costs was $2.4 million at March 31, 2013 (December 31, 2012: $3.2 million).

Note 6 – Long-Term Debt

Long-term debt consists of the following (in thousands):

	December 31, 2012	December 31, 2011
Senior notes, unsecured, with interest at 11%	$79,750	$—
Senior convertible notes, unsecured, with interest at 8.25%	—	31,535

	79,750	31,535
Discount on 11% senior unsecured notes	(4,911)	—
Less current portion	—	—

	$74,839	$31,535

On October 11, 2012, we closed the sale of $79.8 million aggregate principal amount of 11 percent senior unsecured notes due October 11, 2014. Under the terms of the notes, interest is payable quarterly in arrears on January 1, April 1, July 1 and October 1, beginning January 1, 2013. The purchase price of the notes was paid in cash, except for approximately $10.5 million in principal amount, which was exchanged by a single purchaser in exchange for approximately $6.0 million in face value of that purchaser’s existing 8.25 percent unsecured senior convertible notes issued by Harvest in 2010. The 11 percent senior unsecured notes are general unsecured obligations, ranking equally in right of payment with all our future senior unsecured indebtedness. The senior unsecured notes are effectively subordinated to our secured indebtedness and are structurally subordinated to indebtedness and other liabilities of our subsidiaries. The net cash proceeds of the offering were approximately $63.5 million after deducting the issuance discount (approximately $2.8 million), placement fees, and other transaction costs (approximately $3.0 million).

The 11 percent senior unsecured notes were issued at a price of 96 percent of principal amount, or $3.2 million of original issue discount (“OID”). The OID is recorded as a discount on debt. Warrants to purchase up to 0.8 million share of our common stock with an exercise price of $10.00 per share were issued in connection with the 11 percent senior unsecured notes. See Note 9 – Stock-Based Compensation and Stock Purchase Plans, Common Stock Warrants. The fair value of the warrants, $2.8 million, is classified as Discount on Debt with a corresponding credit to additional paid in capital on our consolidated balance sheet at December 31, 2012. The OID is being amortized over the life of the debt. The discount on debt is amortized over the life of the debt.

If the event that a sale of assets (farm-outs are not included in the definition of a sale of assets in the indenture) for more than $5.0 million in the aggregate occurs, we are required to offer to all noteholders of our 11 percent senior unsecured notes to purchase the maximum principal amount of our 11 percent senior unsecured notes that may be purchased out of the sale proceeds at an offer price in cash in an amount equal to 105.5 percent of the principal amount plus accrued and unpaid interest, if any. In the event of a change in control or a sale of Petrodelta, the noteholders of our 11 percent senior unsecured notes have the right to require us to repurchase all or any part of the 11 percent senior unsecured notes at a repurchase price equal to 101 percent in the case of a change in control or 105.5 percent in the case of a sale of Petrodelta plus accrued interest. We assessed the prepayment requirements and concluded they qualified as an embedded derivative. We considered the probabilities of these events occurring and determined that the derivative had an immaterial value at December 31, 2012.

The indenture relating to the notes includes various additional covenants, including a covenant that we file annual reports on Form 10-K with the Securities and Exchange Commission, post the report on our web site and provide the report to the note holders within the time periods specified in the Commission’s rules and regulations. Because we did not timely file our annual report for the year ended December 31, 2012, we are in breach of this covenant. The indenture states that failure to comply with this covenant will be an event of default if the breach continues for a period of 60 days. Therefore, our failure to timely file our annual report for the year ended December 31, 2012, is not currently an event of default for purposes of the indenture, and if we are able to file our annual report within that 60-day period, there will be no event of default as a result of our late filing.

Financing costs associated with the 11 percent senior unsecured notes are being amortized over the life of the notes and are recorded in other assets. The balance for financing costs was $3.2 million at December 31, 2012.

On February 17, 2010, we closed an offering of $32.0 million in aggregate principal amount of our 8.25 percent senior convertible notes. Under the terms of the notes, interest was payable semi-annually in arrears on March 1 and September 1 of each year, beginning September 1, 2010. The senior convertible notes matured on March 1, 2013 unless earlier redeemed, repurchased or converted. The notes were convertible into shares of our common stock at a conversion rate of 175.2234 shares of common stock per $1,000 principal amount of senior convertible notes, equivalent to a conversion price of approximately $5.71 per share of common stock. The 8.25 percent senior convertible notes were general unsecured obligations, ranking equally with all of our other unsecured senior indebtedness, if any, and senior in right of payment to any of our subordinated indebtedness, if any.

Non-cash payment of debt during the year ended December 31, 2011 was $0.5 million of senior convertible notes converted into 0.1 million share of common stock at a conversion rate of $5.71 per share. Non-cash payment of debt during the year ended December 31, 2012 was $25.5 million of the senior convertible notes exchanged for 4.6 million shares of common stock at an effective exchange price of $5.59 per share. The difference between the exchange price and the market price on the date of the transaction is recorded as debt conversion expense on our consolidated statements of operations and comprehensive income (loss). The remaining balance of the senior convertible notes, $6.0 million, was repaid by way of a non-cash exchange for approximately $10.5 million of the 11 percent senior unsecured notes, the value of which was agreed to by us and the noteholder that the noteholder would have otherwise attained had the noteholder converted the note into shares of common stock. The difference between the value of the senior convertible notes exchanged and the senior unsecured notes received is recorded as a loss on extinguishment of debt on our consolidated statements of operations and comprehensive income (loss).

Financing costs associated with the 8.25 percent senior convertible notes were amortized over the life of the notes and were recorded in other assets. In connection with the exchange of convertible notes into our common stock, we reclassified $0.6 million of deferred financing costs to additional paid in capital. Financing costs for the convertible notes were fully amortized or reclassified at December 31, 2012 (2011: $1.0 million).

On October 29, 2010, we closed a $60.0 million term loan facility with MSD Energy Investments Private II, LLC (“MSD Energy”), an affiliate of MSD Capital, L.P., as the sole lender under the term loan facility. Under the terms of the term loan facility, interest was paid on a monthly basis at the initial rate of 10 percent and had a maturity of October 28, 2012. The initial rate of interest was scheduled to increase to 15 percent on July 28, 2011, the Bridge Date. Financing costs associated with the term loan facility were being amortized over the remaining life of the loan and were recorded in other assets. See Note 9 – Stock-Based Compensation and Stock Purchase Plans – Common Stock Warrants for a discussion of the warrants that were issued in connection with the $60.0 million term loan facility.

In May 2011, we prepaid our $60 million term loan facility. The early repayment resulted in a loss on extinguishment of debt of $13.1 million (Restated). The loss on extinguishment of debt includes the write off of the discount on debt ($10.6 million), a prepayment premium of 3.5 percent of the amount outstanding ($2.1 million), and expensing of financing costs related to the term loan facility ($0.4 million).

The principal payment requirements for our long-term debt outstanding at December 31, 2012 are as follows (in thousands):

2013	$—
2014	79,750

$79,750